SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to June 30, 2024 to the date of December 24, 2024, these unaudited condensed consolidated financial statements were issued, and has determined that it does not have any material events to disclose.

On August 4, 2024, the Company issued a convertible promissory note of $230,800 to an independent third party bearing an interest of 20% per annum with a maturity of twenty-four months after the issuance date. At any time following the issuance of a Convertible Note, the holder of the promissory note may elect to convert the outstanding principal amount and unpaid accrued interest into certain numbers of Class A ordinary shares of the Company.

On September 25, 2024, the Company issued convertible promissory note of $90,136 to an independent third party bearing an interest of 20% per annum with a maturity of twelve months after the issuance date. At any time following the issuance of a Convertible Note, the holder of the promissory notes may elect to convert the outstanding principal amount and unpaid accrued interest into certain numbers of Class A ordinary shares of the Company.

On September 30, 2024, JS demanded immediate settlement of the total outstanding principal and accrued interest resulting from overdue interest payment. The Company settled all outstanding balances in December 2024.

On December 19, 2024, the Company entered into a share subscription agreement with five individuals via a private placement exercise, in which the Company issued 1,030,927 Class A ordinary shares at USD 0.97 per share for a total consideration of USD1,000,000.

On December 23, 2024, the Company entered into an Asset Purchase Agreement with Shoptainment Limited to acquire a developed backend technology platform. The agreed purchase price for this transaction is 900,000 shares of our Class A ordinary shares, valued at approximately $900,000. As of the date of this report, this transaction has not yet been finalized. The Company is currently performing the necessary transfer processes and completing the steps required to satisfy the terms outlined in the agreement. The successful materialization of this transaction remains contingent upon fulfilling these conditions.